WARRANTS	12 Months Ended
Dec. 31, 2020
NOTE 13 - WARRANTS

In the first quarter of 2019, the Corporation issued 2,500,000 warrants in connection with one private placement. Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $8.00 with a five year term. The warrant was valued at $200,000 and recorded as part of additional paid in capital.

A detail of warrant activity for the years ended December 31, 2020, 2019 and 2018 is as follows:

Description	Number	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding 31-Dec-17	-	$-	-
Exercised	-	-	-
Granted	-	-	-
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-18	-	$-	-
Exercised	-	-	-
Granted	2,500,000	8.00	-
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-19	2,500,000	$8.00	4.04
Exercised	-	-	-
Granted	-	-	-
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-20	2,500,000	$8.00	3.04